Tax (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate		23.00%	26.10%	58.30%
Applicable tax rate		19.00%	19.00%	19.25%
New and amended standards and interpretations		5. New and amended standards and interpretations The accounting policies adopted are consistent with those of the previous financial year, with the exception of the adoption of IFRS 16 Leases, IFRIC Interpretation 23 Uncertainty over Income Tax Treatment, the amendments to IAS 12 Income Taxes, the amendments to IAS 19 Employee Benefits, and the amendments to IFRS 9, IAS 39 and IFRS 7 which were applied from 1 January 2019.
Tax effect from change in tax rate	[1]	£ (157)	£ (148)	£ (123)
Tax in the consolidated statement of comprehensive income		16	30
Deferred tax assets		3,290	3,828
Deferred tax liabilities		23	51
Unused tax losses for which no deferred tax asset recognised		700	600
Unused tax credits for which no deferred tax asset recognised		£ 247	198
IAS 12 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
New and amended standards and interpretations		IAS 12 – Income Taxes – Amendments to IAS 12 The IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. As a result of the amendment, the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. The amendments of IAS 12 were applied to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. This resulted in reducing the tax charge and increasing profit after tax for 2019 by £222m, 2018 by £211m and 2017 by £174m. This change does not impact retained earnings or earnings per share.
Other equity instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax in the consolidated statement of comprehensive income	[2]	£ 0	£ 0
AT1 equity instruments [member] | IAS 12 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
New and amended standards and interpretations		Effective from 1 January 2019, a change in accounting standards requires the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, to be included in the income statement tax charge. Excluding this accounting change which resulted in tax relief on payments in relation to AT1 instruments of £222m (2018: £211m) being included in the income statement tax charge, the Barclays Group’s effective tax rate would have been 28.1% (2018: 32.1%).
AT1 equity instruments [member] | Effect if excluding this accounting change [member] | IAS 12 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		28.10%	32.10%
Tax effect from change in tax rate		£ 222	£ 211
Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,037	1,454
US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,015	1,087
UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		818	861
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 420	426
UK Legislation enacted [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		17.00%
After more than 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 3,945	3,703
Deferred tax liabilities		1,199	635
Within five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		41	240
Within six to ten years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		239	259
Within eleven to twenty years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		5,178	948
Indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		14,124	14,866
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		213	175
Temporary differences [member] | UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		684	861
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		19,582	16,313
Unused tax losses [member] | Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		54	220
Unused tax losses [member] | US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		84	167
Unused tax losses [member] | UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		268	0
Unused tax losses [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		117	142
Capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		3,980	3,225
Loss in current or prior year [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 150	£ 247

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. The tax charge for the current period has been reduced by £ 222 m (relief at the standard UK corporation tax rate is £ 157 m and the relief at the banking surcharge rate is £ 65 m ) . Comparatives have been restated, reducing the tax charge for 2018 by £211m and 2017 by £174m (relief at the standard UK corporation tax rate is £ 1 48 m (2018) and £ 123 m (2017) and the relief at the banking surcharge rate is £ 63 m (2018) and £ 51 m (2017)). Further detail can be found in Note 1

[2]	For further details refer to Note 28